Income taxes	6 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

14. Income taxes

As at December 31, 2020 and June 30, 2020 and 2019, the Company had no accrued interest and penalties related to uncertain tax positions. The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 26.9% (June 30, 2019 - 26.9%) to pretax loss from operations for the periods ended December 31, 2020 and June 30, 2020 and 2019 due to the following:

	Six Months	Year	Year
	Ended	Ended	Ended
	December 31,	June 30,	June 30,
	2020	2020	2019

Loss before income taxes	$2,164,454	$31,321,791	$8,442,320
Expected income tax recovery	(582,238)	(8,425,600)	(2,271,000)
Adjustment on losses	668,936	673,000	563,070
Change in valuation allowance	(86,698)	7,752,600	1,707,930
Total	$-	$-	$-

Deferred tax assets and the valuation account are as follows:

	December 31,	June 30,	June 30,
	2020	2020	2019

Deferred tax asset:
Net operating loss carry forward	$5,715,740	$6,374,700	$4,285,020
Other deferred tax assets	8,821,870	8,916,350	3,392,290
Valuation allowance	(14,550,740)	(15,304,180)	(7,687,200)
Unrealized foreign exchange loss	13,130	13,130	8,870
Equipment	-	-	1,020
Total	$-	$-	$-

	December 31,	June 30,	June 30,
	2020	2020	2019

Deferred tax asset:
Non-capital losses carried forward	$16,716	$10,050	$1,530,460
Lease liabilities	-	57,120	-
Deferred tax liabilities:
Convertible debt	-	-	(1,530,460)
Equipment	(16,716)	(10,050)	-
Right of use assets and lease obligations	-	(57,120)	-
Net deferred tax asset	$-	$-	$-

The potential income tax benefit of these losses has been offset by a full valuation allowance.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Six Months Ended December 31, 2020 and Years Ended June 30, 2020 and 2019

(Expressed in United States Dollars)

14. Income taxes (continued)

As of December 31, 2020 and June 30, 2020, the Company has an unused net operating loss carry-forward balance of $21,310,259 and $19,775,710, respectively, that is available to offset future taxable income. The US non-capital loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated after 2018 do not expire.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The tax years that remain subject to examination by major taxing jurisdictions are those for the period ended December 31, 2020 and years ended June 30, 2020, 2019, 2018, 2017, 2016, 2015, 2014, and 2013.